Property, Plant and Equipment and Intangible Assets - Summary of Movements in Property, Plant and Equipment and Intangible Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	$ 6,457,104
Depreciation and amortization	(68,800)	$ (65,543)
Property plant and equipment and intangible assets, Ending balance	6,548,740
Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	8,272,260
Additions	151,482
Disposals	(11,131)
Reclassified from right-of-use-assets	22
Effect of currency translation	4,814
Property plant and equipment and intangible assets, Ending balance	8,417,447
Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,815,156)
Depreciation and amortization	(61,119)
Depreciation and amortization of disposals	9,358
Reclassified from right-of-use-assets	(22)
Effect of currency translation	(1,768)
Property plant and equipment and intangible assets, Ending balance	(1,868,707)
River Vessels & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	1,651,236
Property plant and equipment and intangible assets, Ending balance	1,692,673
River Vessels & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	2,713,263
Additions	21,219
Disposals	(1,430)
Reclassified between assets	39,555
Effect of currency translation	2,859
Property plant and equipment and intangible assets, Ending balance	2,775,466
River Vessels & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(1,062,027)
Depreciation and amortization	(19,861)
Depreciation and amortization of disposals	305
Effect of currency translation	(1,210)
Property plant and equipment and intangible assets, Ending balance	(1,082,793)
Ocean and Expedition Ships & Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	3,985,793
Property plant and equipment and intangible assets, Ending balance	3,952,030
Ocean and Expedition Ships & Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	4,573,867
Additions	193
Property plant and equipment and intangible assets, Ending balance	4,574,060
Ocean and Expedition Ships & Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(588,074)
Depreciation and amortization	(33,956)
Property plant and equipment and intangible assets, Ending balance	(622,030)
River Vessels Under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	314,717
Property plant and equipment and intangible assets, Ending balance	383,345
River Vessels Under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	314,717
Additions	107,373
Reclassified between assets	(39,555)
Effect of currency translation	810
Property plant and equipment and intangible assets, Ending balance	383,345
Ocean Ships under Construction
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	407,998
Property plant and equipment and intangible assets, Ending balance	413,318
Ocean Ships under Construction | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	407,998
Additions	5,320
Property plant and equipment and intangible assets, Ending balance	413,318
Office Equipment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	4,412
Property plant and equipment and intangible assets, Ending balance	3,963
Office Equipment | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	19,311
Additions	251
Disposals	(287)
Reclassified from right-of-use-assets	22
Reclassified between assets	59
Effect of currency translation	109
Property plant and equipment and intangible assets, Ending balance	19,465
Office Equipment | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(14,899)
Depreciation and amortization	(787)
Depreciation and amortization of disposals	286
Reclassified from right-of-use-assets	(22)
Effect of currency translation	(80)
Property plant and equipment and intangible assets, Ending balance	(15,502)
Land & Buildings
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	15,287
Property plant and equipment and intangible assets, Ending balance	16,125
Land & Buildings | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	24,013
Additions	521
Effect of currency translation	896
Property plant and equipment and intangible assets, Ending balance	25,430
Land & Buildings | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(8,726)
Depreciation and amortization	(213)
Effect of currency translation	(366)
Property plant and equipment and intangible assets, Ending balance	(9,305)
Other Fixed Assets
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	16,602
Property plant and equipment and intangible assets, Ending balance	16,220
Other Fixed Assets | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	53,621
Additions	178
Reclassified between assets	(59)
Effect of currency translation	24
Property plant and equipment and intangible assets, Ending balance	53,764
Other Fixed Assets | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(37,019)
Depreciation and amortization	(515)
Effect of currency translation	(10)
Property plant and equipment and intangible assets, Ending balance	(37,544)
Intangible Assets Including Goodwill
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	61,059
Property plant and equipment and intangible assets, Ending balance	71,066
Intangible Assets Including Goodwill | Gross Carrying Value
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	165,470
Additions	16,427
Disposals	(9,414)
Effect of currency translation	116
Property plant and equipment and intangible assets, Ending balance	172,599
Intangible Assets Including Goodwill | Accumulated Depreciation Amortization and Impairment
Property Plant And Equipment And Intangible Assets [line Items]
Property plant and equipment and intangible assets, Beginning balance	(104,411)
Depreciation and amortization	(5,787)
Depreciation and amortization of disposals	8,767
Effect of currency translation	(102)
Property plant and equipment and intangible assets, Ending balance	$ (101,533)